Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.
Basis of Presentation and General Information
The accompanying consolidated financial statements include the accounts of Diana Shipping Inc., or DSI,
and
its
wholly owned
subsidiaries (collectively,
the
“Company”). DSI
was formed
on
March 8, 1999
,
as
Diana
Shipping
Investment
Corp.,
under
the
laws
of
the
Republic
of
Liberia.
In
February
2005,
the
Company’s
articles
of
incorporation
were
amended.
Under
the
amended
articles
of
incorporation,
the
Company
was
renamed
Diana
Shipping
Inc.
and
was
re-domiciled
from
the
Republic
of
Liberia
to
the
Republic of the Marshall Islands.
The Company
is engaged
in the ocean
transportation of
dry bulk
cargoes worldwide
through the ownership
and
bareboat charter
in of
dry bulk
carrier vessels.
The Company
operates its
own fleet
through Diana
Shipping Services
S.A. (or
“DSS”), a
wholly owned
subsidiary and
through Diana
Wilhelmsen Management
Limited,
or
DWM,
a
50
%
owned
joint
venture
(Note
4(a)).
The
fees
paid
to
DSS
are
eliminated
upon
consolidation.